Deposits (Detail Textuals) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deposits [Abstract]
Time deposits, each with a minimum denomination of $250,000	$ 13,342,000	$ 7,746,000
Deposit insurance per account owner	$ 250,000